Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 237	$ 256	$ 207
Investment debt securities held for trading	9	22	16
Other loans and receivables	164	55	64
Total	$ 410	$ 333	$ 289